Note 7 - Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about restricted time deposits, explanatory [text block]
	As of December 31,
	2025	2024
Restricted deposits:
- Time deposits	$52,634	$15,773,099
- Demand deposits	5,245,808	-
	$5,298,442	$15,773,099